Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Entity File Number	000-18590
Entity Registrant Name	Good Times Restaurants Inc.
Entity Central Index Key	0000825324
Entity Tax Identification Number	84-1133368
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	651 Corporate Circle
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	(303)
Local Phone Number	384-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GTIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable